INVESTMENTS (Schedule of Investments Categorized by Investment Class) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Cost method and equity method investments
Cost of equity investments without readily determinable fair value	$ 9,543	$ 8,624
Impairment on equity investments at fair value without readily determinable fair value	0	0			¥ (12,890)
Carrying amount of equity investments without readily determinable fair value	7,670	6,751
Loss (income) from equity method investment	(1,184)	(1,865)	¥ 1,865	$ (1,915)
Carrying amount of equity method investments	2,380	7,305
Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	2,552	45,307
Impairment loss on equity investment	(417)	(31,652)
Loss (income) from equity method investment	245	(6,350)
Carrying amount of equity method investments	2,380	7,305
Equity Method Investments Fair Value [Member]
Cost method and equity method investments
Cost of equity investments without readily determinable fair value	9,543	8,624
Impairment on equity investments at fair value without readily determinable fair value	(1,873)	(1,873)
Carrying amount of equity investments without readily determinable fair value	7,670	6,751
Privately Held Entities [Member] | Equity Method Investments Fair Value [Member]
Cost method and equity method investments
Cost of equity investments without readily determinable fair value	6,543	5,506
Limited partnership [Member] | Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	1,768	1,897
Limited partnership [Member] | Equity Method Investments Fair Value [Member]
Cost method and equity method investments
Cost of equity investments without readily determinable fair value	3,000	3,118
Listed Company [Member] | Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	$ 784	$ 43,410